Note 14 - Related Party Transactions	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of related party [text block]

14. Related party transactions:

The Bank’s related parties include members of the Board of Directors, Senior Executive Officers, represented as key management personnel, and significant minority shareholders. At July 31, 2026, amounts due from key management personnel totaled $2.6 million ( October 31, 2025 — $2.0 million), while amounts due from corporations controlled by key management personnel and significant minority shareholders totaled $24.4 million ( October 31, 2025 — $3.6 million). Interest rates on related party loans are based on approved and mutually agreed-upon terms. For the three and nine month periods ended July 31, 2026, interest income earned on the above loans was $190,000 ( July 31, 2025 — $41,000) and $287,000 ( July 31, 2025 — $120,000). As at July 31, 2026, there were no provisions for credit losses associated with loans issued to related parties ( October 31, 2025 — $nil), and all loans issued to related parties were current.